Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 41,423	$ 42,407
Short-term bank deposits	413	446
Marketable securities	535	5,499
Trade receivables (net of allowance for doubtful accounts of $ 6,519 and $ 8,404 at December 31, 2013 and 2014, respectively)	162,626	131,166
Other accounts receivable and prepaid expenses	22,898	34,205
Deferred tax assets, net	3,522	7,198
Inventories	61,830	64,239
Total current assets	293,247	285,160
NON-CURRENT ASSETS:
Marketable securities		3,985
Deferred tax assets, net	239	6,542
Severance pay and pension fund	5,669	7,065
Other non-current assets	4,510	5,826
PROPERTY AND EQUIPMENT, NET	33,138	35,245
INTANGIBLE ASSETS, NET	5,070	7,213
GOODWILL		14,935
Total long-term assets	48,626	80,811
Total assets	341,873	365,971
CURRENT LIABILITIES:
Short-term loans	40,600	38,690
Current maturities of long-term loan	8,232	8,232
Trade payables	101,752	77,979
Deferred revenues	17,667	7,968
Other accounts payable and accrued expenses	37,248	45,526
Total current liabilities	205,499	178,395
LONG-TERM LIABILITIES:
Long-term loan, net of current maturities	2,072	10,304
Accrued severance pay and pensions	11,452	13,635
Other long-term liabilities	18,298	28,559
Total long-term liabilities	31,822	52,498
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 60,000,000 and 120,000,000 shares at December 31, 2013 and 2014; Issued: 55,938,691 and 80,612,389 shares at December 31, 2013 and 2014, respectively; Outstanding: 52,457,168 and 77,130,866 shares at December 31, 2013 and 2014, respectively	212	141
Additional paid-in capital	406,413	357,989
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2013 and 2014	(20,091)	(20,091)
Accumulated other comprehensive loss, net of taxes	(4,111)	(1,569)
Accumulated deficit	(277,871)	(201,392)
Total shareholders' equity	104,552	135,078
Total liabilities and shareholders' equity	$ 341,873	$ 365,971